N-2	Mar. 13, 2026
Cover [Abstract]
Entity Central Index Key	0002028436
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND